Note 30 - Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of estimates of possible losses [text block]
	2021	2020

Income tax and social contribution	54,258.7	53,898.0
Value-added and excise taxes	23,912.4	23,299.3
PIS and COFINS	2,667.6	2,746.3
Others	1,606.3	1,603.5
	82,445.0	81,547.1